Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under these operating lease agreements
For the Twelve Months Ended December 31,	(in thousands)
2021	5,004
2022	2,881
2023	1,958
2024	1,016
Thereafter	1,430